As filed with the Securities and Exchange Commission on August 2, 2018
1933 Act Registration No. 333-193276
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 9
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 439

Lincoln New York Account N for Variable Annuities
 (Exact Name of Registrant)

Investor Advantage(R) Variable Annuity

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
 (Name of Depositor)
100 Madison Street, Suite 1860
 Syracuse, New York 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
 Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
 350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on August 14, 2018, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for Post-Effective Amendment No. 8 (File No. 333-193276) filed on June 8, 2018.

SIGNATURES

 (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 2nd day of August, 2018.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
(Registrant)
Investor Advantage(R) Variable Annuity

By: /s/ Kimberly A. Genovese
Kimberly A. Genovese
       Vice President, Lincoln Life & Annuity Company of New York
       (Title)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Depositor)

By:  /s/ Michelle L. Grindle
                                                                                                                    Michelle L. Grindle
       (Signature-Officer of Depositor)
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 2, 2018.

Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ George W. Henderson, III George W. Henderson, III	Director
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
*/s/ Patrick S. Pittard Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney